Intangible Assets - Schedule of Intangible Assets (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Intangible assets - gross	€ 15,475,000	€ 915,000
Less accumulated amortization	(194,022)	(134,137)
Net	15,280,978	780,863
Goodwill	10,074,379	75,469
Total	25,355,357	856,332
Customer relationships (season ticket holders) [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets - gross	400,000
Broadcasting rights/sports titles/stadium lease [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets - gross	11,605,000	75,000
Brand [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets - gross	710,000	710,000
Player contracts [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets - gross	1,660,000	130,000
Advertising [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets - gross	€ 1,100,000